RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)			12 Months Ended
	Oct. 15, 2021	Dec. 09, 2020	Dec. 31, 2021	Feb. 21, 2022	May 11, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from sale of Private Placement Warrants			$ 6,860,057
Debt Instrument Face Amount Aggregate Cap				$ 4,000,000
Notes Payable, Related Parties, Current			1,412,295			$ 25,716
Due from Related Parties, Current			$ 502,956
Pine Brook
Related Party Transaction [Line Items]
Related Party Transaction, Right to Repurchase Shares			1,875,000
Due from Related Parties, Current			$ 1,766,282
Better
Related Party Transaction [Line Items]
Related Party Transaction, Right to Repurchase Shares			1,898,734
Novator Private Placement Share
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued			3,500,000
Price of warrant			$ 10.00
Proceeds from sale of Private Placement Warrants			$ 35,000,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued			4,266,667
Price of warrant			$ 1.50
Proceeds from sale of Private Placement Warrants			$ 6,400,000
Promissory Note from Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 2,000,000
Principal amount of notes restated		$ 300,000
Debt Instrument Face Amount Aggregate Cap			8,000,000
Notes Payable, Related Parties, Current			1,412,295
Promissory Note from Related Party | Subsequent Event
Related Party Transaction [Line Items]
Debt Instrument Face Amount Aggregate Cap				$ 4,000,000
Director Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 50,000
Director Services Agreement [Member] | Subsequent Event
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 50,000
Related Party Transaction, Incremental Hourly Fee	$ 500